Segmented information - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Disclosure of geographical areas [line items]
Number of reportable segments | segment	2
Number of operating segments | segment	1
Revenue	$ 3,589,224	$ 3,719,829
Methanol
Disclosure of geographical areas [line items]
Revenue	3,450,000	3,720,000
Ammonia
Disclosure of geographical areas [line items]
Revenue	$ 139,000	$ 0